Centura Funds, Inc.

Centura Equity Growth Fund
Centura Equity Income Fund
Centura Federal Securities Income Fund
Centura North Carolina Tax-Free Bond Fund

June 9, 1997

Dear Shareholder:

    We are pleased to provide you with this Annual Report for the Centura Funds covering the Funds' fiscal year ended April 30, 1997. Following is a discussion of the domestic equity and fixed-income markets and comments on each of the Centura Funds.

ECONOMICS/CAPITAL MARKET COMMENTARY

    The S&P 500 continued its strong performance, returning 25.09% for the year ended April 30, 1997. The S&P 500 and the Dow Jones Industrial Average are market capitalization-weighted indexes and are largely influenced by the larger capitalization blue chip stocks. The returns on these large-capitalization indexes have been somewhat deceiving as most broader market indexes have lagged dramatically over the last year. The S&P equal weighted index, the Value Line Index, and the Nasdaq Composite all lagged the S&P 500 dramatically, while the Russell 2000 index was actually down for the year ended April 30, 1997. Consequently, most equity mutual fund investors have seen returns that have lagged the S&P 500 for the past year, as actively managed funds tend to be more uniformly diversified than the large indexes.

    Many investors (individual and institutional) have concluded over the last three years that if they cannot beat the S&P 500, why not join it. As "Barron's Magazine" pointed out in its March 3, 1997 issue, index funds have grown from practically nothing in 1986 to over $65 billion at the end of 1996 and over $70 billion today. This surge in indexing has largely been a self-fulfilling prophecy. Money flows in the index fund, the index fund buys stocks (weighted identical to the index) in the index, the index rises, and more money comes into the fund. Jack Brennan, chief executive of the Vanguard Group, recently warned investors that "Indexing isn't invulnerable...investors who have enjoyed the bounty of the S&P 500 index should consider that while large-cap stocks have led the market's parade over the last few years, this trend won't last forever." Few investors realize that the S&P 500 is market capitalization-weighted and that the top ten stocks in the index represent approximately 20% of the index. As larger stocks have increased dramatically in value over the last few years, their proportional representation of the S&P 500 index has also increased. This creates the need for index managers to purchase more of these large names as money continues to flow into their funds, putting additional upward pressure on their values. Instead of practicing a "buy low, sell high" strategy, the indexer, in essence, becomes a momentum investor buying more as the stock moves up.

    The primary factor driving the domestic equity markets has been strong corporate earnings. While the gross domestic product has accelerated over the last couple of quarters, there has been little evidence of accelerating inflation. In a preemptive move, the Federal Reserve moved to raise interest rates by one-quarter of one percent at the March 25, 1997 meeting. The tight labor markets and "irrational exuberance" in the equity markets were the primary factors leading to the rise. Offsetting the accelerating wage price pressure was the fact that commodity prices have remained relatively tame over the last year. Bond prices have actually increased slightly since the Fed tightening, as many fixed-income participants believe the economy will begin to slow in the second half of 1997.

CENTURA EQUITY INCOME FUND

    We are excited about the addition of the Equity Income Fund to the Centura family. We feel this fund, which was made available October 1, 1996, is appropriate for people who desire the benefits of equity ownership, but also have the need for an above-average dividend yield. Additionally, this fund has typically experienced below-average market volatility, as measured by standard deviation, over the last market cycle.

    As of April 30, 1997, the Centura Equity Income Fund was invested in common stocks (85.7%), preferred stocks (10.1%), and cash (4.1%) (as a percentage of net assets). The average weighted market capitalization of the fund is approximately $26.9 billion versus $43.7 billion for the S&P 500. The fund continues to overweight basic materials, consumer staples, and energy. Technology continues to be underweighted in this fund, due to the lack of yield available in this sector. It remains our goal for this fund to maintain a current yield above that of the S&P 500 index.

CENTURA EQUITY GROWTH FUND

    The Centura Equity Growth fund maintained its focus on large-capitalization and mid-capitalization issues that represented what we believe is "growth at a reasonable price." The number of companies held in the fund's portfolio of investments was increased from 31 a year ago to the present level of 47. It is anticipated that going forward, the fund will maintain holdings of 40-50 companies. Additionally, it should be noted that some changes were also made to reduce exposure to certain economic sectors and to provide the fund with greater overall diversification. The recent correction in many mid-cap stocks has given us the best buying opportunity that we have seen in the last two to three years. That coupled with the lofty valuations of the large-capitalization multinationals, leads us to believe that active management will finally have its day versus the passive indexers. We have been using the strength in some of our large multinationals holdings as an opportunity to pare back positions and move into many of the neglected stocks that we believe are trading at more attractive valuation levels. In the month of May many of these stocks were beginning to come back to life, as evidenced by the fact that many of the broader indexes outperformed the S&P 500 by a wide margin. For the year ended April 30, 1997 the Centura Equity Growth Fund (C shares) returned 11.8%, which lagged the S&P 500 return of 25.1%, but exceeded the Morningstar Growth Fund (1067 funds) average of 11.14%.

    As of April 30, 1997 the Centura Equity Growth Fund was invested in common stocks (95.7%), U.S. Government obligations (3.0%) and cash equivalents (1.6%) (as a percentage of net assets). The average weighted market capitalization of the fund's portfolio is approximately $18 billion versus $43.7 billion for the S&P 500. It remains our goal to hold companies with superior financial strength as evidenced by the fact that the average holding has long term debt of approximately 34% of total capital. The average price/ earnings ratio based on 1997 estimates is below that of the market, although the portfolio has stronger growth characteristics than that of the market as represented by the S&P 500. The Equity Growth fund is currently overweighted in basic materials, capital goods and consumer cyclicals.

CENTURA FEDERAL SECURITIES INCOME FUND

    With investors trying to forecast Federal Reserve policy, and reacting to sometimes conflicting reports on inflation prospects, the past 12 months have provided mixed results for the bond markets. The long end of the yield curve finished April 30, 1997 essentially unchanged from the level of a year ago. Most of the change has occurred in the two-to-five-year maturity range, the five-year U.S. Treasury was yielding 6.58% on April 30, 1997, up 16 basis points from the prior year. The Centura Federal Securities fund returned 5.33% (Class C shares) over the past year which is slightly behind the Morningstar average Short Government Fund, which returned 5.47% for the same period. Presently the portfolio is comprised of 71.1% treasury obligations, 21.6% agency obligations and 6.2% cash equivalents (as a percentage of net assets). The average maturity of the fund is 4.13 years and the average duration is 3.26 years.

    As of April 30, 1997 the three year U.S. Treasury was yielding 6.40% and the 30-year U.S. Treasury was yielding 6.95%. Given this fact, the conservative fixed-income investor is able to receive 92% of the yield available in long treasuries by going out only three years in maturity. Considering this with the potential volatility on the long end of the yield curve, we feel the Centura Federal Securities Income Fund is well-positioned to provide a representative yield with relatively low principal risk.

CENTURA NORTH CAROLINA TAX-FREE BOND FUND

    The North Carolina municipal market has moved in line with the US Treasury market over the past year. The supply of new bonds being issued in North Carolina has been relatively low and we see no pickup in supply over the next few months. This lack of available supply has provided stability to the municipal markets and should continue to do so over the foreseeable future. The average maturity of the fund is 6.7 years and the average duration is 5.2 years. For the year ended April 30, 1997 the Centura North Carolina Tax-Free Bond fund (Class C shares) returned 4.97%.

    The fund continues to stress quality with an average Moody's Investment Service rating of Aa1. As of April 30, 1997, the fund is comprised of 64.7% general obligation bonds, 32.1% revenue bonds and 3.2% cash equivalents. We believe the Centura North Carolina Tax-Free Fund offers the high tax bracket investor with an excellent taxable equivalent yield when compared to other fixed-income alternatives.

CAPITAL MARKET OUTLOOK

    The future for the U.S. economy continues to look bright as the economy is expected to grow at 2.5% to 3.0% with subdued inflationary pressures. While it is difficult to get enthusiastic about the large-cap blue chip names given their current lofty valuations, equity fundamentals coupled with the macroeconomic backdrop hardly favor a bearish tone. The market has been and will continue to be liquidity driven over the coming year. It will continue to be our strategy to reduce exposure to the stocks with the greatest expectations and reinvest the proceeds into some of the lower expectation issues. To be successful in a value style or "growth at a reasonable price" strategy, one must be willing to step in and buy when the masses exit due to uncertainty over near term earnings prospects. We would expect the market volatility to continue, especially as investors attempt to anticipate Federal Reserve policy. Our outlook on the bond markets is becoming more positive as it is our belief that the U.S. economy will begin to slow somewhat over the second half of 1997. It would come as no surprise to us to see the bond market produce higher total returns than common stocks over the next six months to a year.

    One should keep in mind that we are not market timers and remain committed to quality common stocks over the long term. It will be our goal to provide excellent risk adjusted returns over the coming year. Your continued support and confidence is greatly appreciated.

LOOKING AHEAD

    We would like to take this opportunity to introduce our latest addition to the Centura Funds, the Centura Southeast Equity Fund.

    Prior to the Centura Southeast Equity Fund's initial offering on May 1, 1997, similarly managed common and collective trust funds were offered only to trust and employee benefit clients of Centura Bank, Centura Funds' adviser. This fund invests primarily in common and preferred stocks of smaller companies headquartered in the Southeast United States. The fund employs Centura's value style of equity management by seeking companies that the Fund manager believes offer significant growth opportunities and which the manager believes are selling below their estimated intrinsic values.

    The Centura Southeast Equity Fund may be suited for more aggressive investors who are willing to accept wider short-term fluctuations in search of higher potential returns. We believe the fund rollout was especially timely, in light of the fact that most small-cap indices have dramatically lagged the blue chip stocks, despite a robust earnings outlook.*

Sincerely,

/s/ Frank G. Jolley                   /s/ Hugh Fanning
Frank G. Jolley, CFA                  Hugh Fanning
Chief Investment Officer              President
Centura Bank/Trust Investments        Centura Funds, Inc.

*Small cap stocks typically carry additional risks since small companies generally have a higher risk of failure. Investing in a geographic location may also involve more risks since the companies are located within the same region.

                               EQUITY GROWTH FUND

A $10,000 investment in the Equity Growth Fund, Class A, with a maximum sales load of 4.50%, made on the inception date would have increased to $26,692. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 16.76%, reflecting the sales load. Without the sales load, the return would have been 17.59%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS A    S & P 500
12/31/90                       $9,554.50     $10,000
3/31/91                       $11,155.10     $11,456
6/30/91                       $11,320.20     $11,432
9/30/91                       $11,782.20     $12,048
12/31/91                      $12,508.30     $13,055
3/31/92                       $12,820.80     $12,722
6/30/92                       $12,986.80     $12,972
9/30/92                       $13,465.40     $13,374
12/31/92                      $14,505.00     $14,056
3/31/93                       $15,214.60     $14,659
6/30/93                       $15,396.10     $14,734
9/30/93                       $16,237.70     $15,111
12/31/93                      $17,128.80     $15,460
3/31/94                       $16,237.70     $14,871
6/30/94                       $15,446.60     $14,931
9/30/94                       $16,153.90     $15,667
12/31/94                      $15,690.40     $15,663
3/31/95                       $17,223.60     $17,187
6/30/95                       $19,107.10     $18,818
9/30/95                       $20,106.30     $20,314
12/31/95                      $21,168.10     $21,525
3/31/96                       $22,875.80     $22,695
6/30/96                       $23,185.30     $23,720
9/30/96                       $23,904.20     $24,445
12/31/96                      $26,245.10     $26,492
3/31/97                       $26,220.80     $27,185
4/30/97                       $26,692.10     $28,808
Average Annual Total Return*      1 Year      5 Year  Since Inception
Class A(a)                         6.56%      14.28%           16.76%
S & P 500                         25.10%      17.08%           18.17%

A $10,000 investment in the Equity Growth Fund, Class B, made on the inception date would have increased to $26,730. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 16.78%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS B    S & P 500
12/31/90                      $10,000.00     $10,000
3/31/91                       $11,641.90     $11,456
6/30/91                       $11,794.20     $11,432
9/30/91                       $12,252.00     $12,048
12/31/91                      $12,984.20     $13,055
3/31/92                       $13,386.00     $12,722
6/30/92                       $13,438.80     $12,972
9/30/92                       $13,908.50     $13,374
12/31/92                      $14,952.70     $14,056
3/31/93                       $15,656.90     $14,659
6/30/93                       $15,813.20     $14,734
9/30/93                       $16,647.70     $15,111
12/31/93                      $17,528.10     $15,460
3/31/94                       $16,571.10     $14,871
6/30/94                       $15,750.20     $14,931
9/30/94                       $16,458.30     $15,667
12/31/94                      $15,975.90     $15,663
3/31/95                       $17,519.90     $17,187
6/30/95                       $19,376.60     $18,818
9/30/95                       $20,355.60     $20,314
12/31/95                      $21,383.80     $21,525
3/31/96                       $23,078.30     $22,695
6/30/96                       $23,349.40     $23,720
9/30/96                       $24,027.20     $24,445
12/31/96                      $26,350.50     $26,492
3/31/97                       $26,273.60     $27,185
4/30/97                       $26,730.90     $28,808
Average Annual Total Return*      1 Year      5 Year  Since Inception
Class B(b)                         5.78%      14.44%           16.78%
S & P 500                         25.10%      17.08%           18.17%

A $10,000 investment in the Equity Growth Fund, Class C, made on the inception date would have increased to $28,294. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 17.84%.

The S&P 500 Index is an unmanaged index generally representative of the domestic stock market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS C    S & P 500
12/31/90                      $10,000.00     $10,000
3/31/91                       $11,669.60     $11,456
6/30/91                       $11,851.70     $11,432
9/30/91                       $12,342.20     $12,048
12/31/91                      $13,111.90     $13,055
3/31/92                       $13,551.20     $12,722
6/30/92                       $13,638.70     $12,972
9/30/92                       $14,150.40     $13,374
12/31/92                      $15,250.50     $14,056
3/31/93                       $16,008.50     $14,659
6/30/93                       $16,208.60     $14,734
9/30/93                       $17,106.50     $15,111
12/31/93                      $18,055.80     $15,460
3/31/94                       $17,113.20     $14,871
6/30/94                       $16,292.70     $14,931
9/30/94                       $17,043.80     $15,667
12/31/94                      $16,559.00     $15,663
3/31/95                       $18,175.80     $17,187
6/30/95                       $20,157.40     $18,818
9/30/95                       $21,224.70     $20,314
12/31/95                      $22,355.30     $21,525
3/31/96                       $24,172.50     $22,695
6/30/96                       $24,527.90     $23,720
9/30/96                       $25,285.80     $24,445
12/31/96                      $27,798.30     $26,492
3/31/97                       $27,788.90     $27,185
4/30/97                       $28,294.00     $28,808
Average Annual Total Return*      1 Year      5 Year  Since Inception
Class C                           11.82%      15.56%           17.84%
S & P 500                         25.10%      17.08%           18.17%

 (a) Returns reflect maximum sales load of 4.50%. Without the sales load, the returns would have been 11.55%, 15.32% and 17.59% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 5.00%). Without such charges, the returns would have been 10.78%, 14.55% and 16.78% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Equity Growth Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.25%, 2.00% and 1.00% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                               EQUITY INCOME FUND

A $10,000 investment in the Equity Growth Fund, Class A, with a maximum sales load of 4.50%, made on the inception date would have increased to $22,776. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 13.87%, reflecting the sales load. Without the sales load, the return would have been 14.69%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS A    S & P 500
12/31/90                       $9,547.30     $10,000
3/31/91                       $10,123.40     $11,456
6/30/91                       $10,123.40     $11,432
9/30/91                       $10,617.30     $12,048
12/31/91                      $11,378.60     $13,055
3/31/92                       $11,316.90     $12,722
6/30/92                       $11,728.40     $12,972
9/30/92                       $12,222.20     $13,374
12/31/92                      $12,592.60     $14,056
3/31/93                       $13,271.60     $14,659
6/30/93                       $13,374.50     $14,734
9/30/93                       $14,135.80     $15,111
12/31/93                      $14,279.80     $15,460
3/31/94                       $13,827.10     $14,871
6/30/94                       $13,888.90     $14,931
9/30/94                       $14,588.50     $15,667
12/31/94                      $13,868.30     $15,663
3/31/95                       $15,102.90     $17,187
6/30/95                       $16,131.70     $18,818
9/30/95                       $17,057.60     $20,314
12/31/95                      $18,333.30     $21,525
3/31/96                       $19,197.50     $22,695
6/30/96                       $19,938.20     $23,720
9/30/96                       $20,576.10     $24,445
12/31/96                      $22,127.10     $26,492
3/31/97                       $22,330.50     $27,185
4/30/97                       $22,776.00     $28,808
Average Annual Total Return*      1 Year      5 Year  Since Inception
Class A(a)                        12.15%      13.11%           13.87%
S & P 500                         25.10%      17.08%           18.17%

A $10,000 investment in the Equity Growth Fund, Class B, made on the inception date would have increased to $22,724. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 13.83%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS B    S & P 500
12/31/90                      $10,000.00     $10,000
3/31/91                       $10,582.60     $11,456
6/30/91                       $10,563.30     $11,432
9/30/91                       $11,053.90     $12,048
12/31/91                      $11,826.10     $13,055
3/31/92                       $11,727.20     $12,722
6/30/92                       $12,132.60     $12,972
9/30/92                       $12,628.40     $13,374
12/31/92                      $12,993.80     $14,056
3/31/93                       $13,668.70     $14,659
6/30/93                       $13,745.60     $14,734
9/30/93                       $14,483.00     $15,111
12/31/93                      $14,606.20     $15,460
3/31/94                       $14,124.60     $14,871
6/30/94                       $14,166.40     $14,931
9/30/94                       $14,845.70     $15,667
12/31/94                      $14,082.90     $15,663
3/31/95                       $15,303.40     $17,187
6/30/95                       $16,322.70     $18,818
9/30/95                       $17,233.00     $20,314
12/31/95                      $18,485.80     $21,525
3/31/96                       $19,324.00     $22,695
6/30/96                       $20,030.00     $23,720
9/30/96                       $20,629.30     $24,445
12/31/96                      $22,138.30     $26,492
3/31/97                       $22,306.80     $27,185
4/30/97                       $22,723.90     $28,808
Average Annual Total Return*      1 Year      5 Year  Since Inception
Class B(b)                        11.40%      13.16%           13.83%
S & P 500                         25.10%      17.08%           18.17%

A $10,000 investment in the Equity Growth Fund, Class C, made on the inception date would have increased to $24,169. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 14.94%.

The S&P 500 Index is an unmanaged index generally representative of the domestic stock market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS C    S & P 500
12/31/90                      $10,000.00     $10,000
3/31/91                       $10,608.80     $11,456
6/30/91                       $10,616.00     $11,432
9/30/91                       $11,136.60     $12,048
12/31/91                      $11,943.80     $13,055
3/31/92                       $11,873.60     $12,722
6/30/92                       $12,314.60     $12,972
9/30/92                       $12,849.80     $13,374
12/31/92                      $13,254.40     $14,056
3/31/93                       $13,977.40     $14,659
6/30/93                       $14,091.30     $14,734
9/30/93                       $14,884.00     $15,111
12/31/93                      $15,048.10     $15,460
3/31/94                       $14,588.50     $14,871
6/30/94                       $14,668.20     $14,931
9/30/94                       $15,409.90     $15,667
12/31/94                      $14,654.90     $15,663
3/31/95                       $15,964.30     $17,187
6/30/95                       $17,069.70     $18,818
9/30/95                       $18,066.40     $20,314
12/31/95                      $19,427.80     $21,525
3/31/96                       $20,359.30     $22,695
6/30/96                       $21,155.80     $23,720
9/30/96                       $21,843.00     $24,445
12/31/96                      $23,483.40     $26,492
3/31/97                       $23,712.30     $27,185
4/30/97                       $24,168.50     $28,808
Average Annual Total Return*      1 Year      5 Year  Since Inception
Class C                           17.41%      14.39%           14.94%
S & P 500                         25.10%      17.08%           18.17%

 (a) Returns reflect maximum sales load of 4.50%. Without the sales load, the returns would have been 17.33%, 14.15% and 14.69% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 5.00%). Without such charges, the returns would have been 16.40%, 13.28% and 13.83% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Equity Income Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.00%, 1.75% and 0.75% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                         FEDERAL SECURITIES INCOME FUND

A $10,000 investment in the Federal Securities Income Fund, Class A, with a maximum sales load of 2.75%, made on the inception date would have increased to $14,034. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 5.49%, reflecting the sales load. Without the sales load, the return would have been 5.95%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              LEHMAN BROTHERS
                                          INTERMEDIATE GOVERNMENT
                               CLASS A           BOND INDEX
12/31/90                       $9,724.50                   $10,000
3/31/91                        $9,892.20                   $10,220
6/30/91                       $10,035.90                   $10,393
9/30/91                       $10,431.10                   $10,886
12/31/91                      $10,838.30                   $11,411
3/31/92                       $10,742.50                   $11,291
6/30/92                       $11,101.80                   $11,729
9/30/92                       $11,520.90                   $12,243
12/31/92                      $11,461.00                   $12,202
3/31/93                       $11,820.30                   $12,672
6/30/93                       $12,011.90                   $12,921
9/30/93                       $12,215.50                   $13,193
12/31/93                      $12,227.50                   $13,214
3/31/94                       $12,047.90                   $12,970
6/30/94                       $11,972.00                   $12,897
9/30/94                       $12,044.20                   $12,996
12/31/94                      $12,005.40                   $12,984
3/31/95                       $12,454.50                   $13,524
6/30/95                       $12,964.30                   $14,157
9/30/95                       $13,173.80                   $14,375
12/31/95                      $13,593.80                   $14,857
3/31/96                       $13,440.70                   $14,778
6/30/96                       $13,474.50                   $14,878
9/30/96                       $13,678.20                   $15,133
12/31/96                      $13,933.40                   $15,483
3/31/97                       $13,885.70                   $15,478
4/30/97                       $14,034.20                   $15,653
Average Annual Total Return*      1 Year                    5 Year  Since Inception
Class A(a)                         2.21%                     4.71%            5.49%
Lehman Brothers                    6.23%                     6.25%            7.33%
Intermediate Government
Bond Index

A $10,000 investment in the Federal Securities Income Fund, Class B, made on the inception date would have increased to $13,781. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 5.19%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              LEHMAN BROTHERS
                                          INTERMEDIATE GOVERNMENT
                               CLASS B           BOND INDEX
12/31/90                      $10,000.00                   $10,000
3/31/91                       $10,145.50                   $10,220
6/30/91                       $10,271.40                   $10,393
9/30/91                       $10,661.00                   $10,886
12/31/91                      $11,054.00                   $11,411
3/31/92                       $10,939.40                   $11,291
6/30/92                       $11,282.50                   $11,729
9/30/92                       $11,692.20                   $12,243
12/31/92                      $11,603.50                   $12,202
3/31/93                       $11,948.20                   $12,672
6/30/93                       $12,117.20                   $12,921
9/30/93                       $12,303.80                   $13,193
12/31/93                      $12,283.00                   $13,214
3/31/94                       $12,088.80                   $12,970
6/30/94                       $11,989.20                   $12,897
9/30/94                       $12,039.20                   $12,996
12/31/94                      $11,977.30                   $12,984
3/31/95                       $12,402.00                   $13,524
6/30/95                       $12,884.70                   $14,157
9/30/95                       $13,068.10                   $14,375
12/31/95                      $13,459.50                   $14,857
3/31/96                       $13,282.80                   $14,778
6/30/96                       $13,291.40                   $14,878
9/30/96                       $13,470.00                   $15,133
12/31/96                      $13,704.00                   $15,483
3/31/97                       $13,640.20                   $15,478
4/30/97                       $13,780.60                   $15,653
Average Annual Total Return*      1 Year                    5 Year  Since Inception
Class B(b)                         1.48%                     4.40%            5.19%
Lehman Brothers                    6.23%                     6.25%            7.33%
Intermediate Government
Bond Index

A $10,000 investment in the Federal Securities Income Fund, Class C, made on the inception date would have increased to $14,656. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 6.22%.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of the bond market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              LEHMAN BROTHERS
                                          INTERMEDIATE GOVERNMENT
                               CLASS C           BOND INDEX
12/31/90                      $10,000.00                   $10,000
3/31/91                       $10,170.90                   $10,220
6/30/91                       $10,322.80                   $10,393
9/30/91                       $10,740.90                   $10,886
12/31/91                      $11,164.40                   $11,411
3/31/92                       $11,076.40                   $11,291
6/30/92                       $11,452.20                   $11,729
9/30/92                       $11,897.60                   $12,243
12/31/92                      $11,836.90                   $12,202
3/31/93                       $12,218.90                   $12,672
6/30/93                       $12,422.70                   $12,921
9/30/93                       $12,645.40                   $13,193
12/31/93                      $12,655.70                   $13,214
3/31/94                       $12,486.80                   $12,970
6/30/94                       $12,413.00                   $12,897
9/30/94                       $12,496.20                   $12,996
12/31/94                      $12,463.90                   $12,984
3/31/95                       $12,938.20                   $13,524
6/30/95                       $13,476.20                   $14,157
9/30/95                       $13,702.70                   $14,375
12/31/95                      $14,148.40                   $14,857
3/31/96                       $13,997.80                   $14,778
6/30/96                       $14,041.80                   $14,878
9/30/96                       $14,263.00                   $15,133
12/31/96                      $14,552.80                   $15,483
3/31/97                       $14,497.70                   $15,478
4/30/97                       $14,655.70                   $15,653
Average Annual Total Return*      1 Year                    5 Year  Since Inception
Class C                            5.33%                     5.58%            6.22%
Lehman Brothers                    6.23%                     6.25%            7.33%
Intermediate Government
Bond Index

 (a) Returns reflect maximum sales load of 2.75%. Without the sales load, the returns would have been 5.07%, 5.31% and 5.95% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 3.00%). Without such charges, the returns would have been 4.46%, 4.57% and 5.19% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Federal Securities Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 0.94%, 1.69% and 0.69% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                       NORTH CAROLINA TAX-FREE BOND FUND

A $10,000 investment in the North Carolina Tax-Free Bond Fund, Class A, with a maximum sales load of 2.75%, made on the inception date would have increased to $13,015. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 4.30%, reflecting the sales load. Without the sales load, the return would have been 4.77%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                    LEHMAN BROTHERS
                                                      CLASS A    MUNICIPAL BOND INDEX
1/31/91                                               $9,727.50                $10,000
3/31/91                                               $9,682.10                $10,226
6/30/91                                               $9,761.60                $10,444
9/30/91                                              $10,045.40                $10,850
12/31/91                                             $10,329.10                $11,240
3/31/92                                              $10,306.40                $11,247
6/30/92                                              $10,544.80                $11,674
9/30/92                                              $10,749.10                $11,985
12/31/92                                             $10,874.00                $12,203
3/31/93                                              $11,101.00                $12,656
6/30/93                                              $11,293.90                $13,070
9/30/93                                              $11,623.10                $13,511
12/31/93                                             $11,736.60                $13,701
3/31/94                                              $11,328.00                $12,949
6/30/94                                              $11,253.00                $13,096
9/30/94                                              $11,299.10                $13,186
12/31/94                                             $11,252.40                $12,996
3/31/95                                              $11,771.10                $13,915
6/30/95                                              $11,985.10                $14,251
9/30/95                                              $12,266.30                $14,661
12/31/95                                             $12,632.60                $15,266
3/31/96                                              $12,485.30                $15,082
6/30/96                                              $12,481.90                $15,197
9/30/96                                              $12,652.00                $15,547
12/31/96                                             $12,951.40                $15,944
3/31/97                                              $12,930.40                $15,906
4/30/97                                              $13,015.00                $16,040
Average Annual Total Return*                             1 Year                 5 Year  Since Inception
Class A(a)                                                1.87%                  4.19%            4.30%
Lehman Brothers Intermediate Government Bond Index        6.65%                  7.17%            7.74%

A $10,000 investment in the North Carolina Tax-Free Bond Fund, Class B, made on the inception date would have increased to $12,831. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 4.07%, reflecting the sales load.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                    LEHMAN BROTHERS
                                                      CLASS B    MUNICIPAL BOND INDEX
1/31/91                                              $10,000.00                $10,000
3/31/91                                               $9,943.00                $10,226
6/30/91                                              $10,005.80                $10,444
9/30/91                                              $10,272.30                $10,850
12/31/91                                             $10,544.40                $11,240
3/31/92                                              $10,502.60                $11,247
6/30/92                                              $10,736.80                $11,674
9/30/92                                              $10,920.20                $11,985
12/31/92                                             $11,030.40                $12,203
3/31/93                                              $11,245.20                $12,656
6/30/93                                              $11,418.10                $13,070
9/30/93                                              $11,743.80                $13,511
12/31/93                                             $11,837.80                $13,701
3/31/94                                              $11,401.80                $12,949
6/30/94                                              $11,317.60                $13,096
9/30/94                                              $11,337.10                $13,186
12/31/94                                             $11,269.00                $12,996
3/31/95                                              $11,766.90                $13,915
6/30/95                                              $11,958.80                $14,251
9/30/95                                              $12,216.90                $14,661
12/31/95                                             $12,557.80                $15,266
3/31/96                                              $12,388.00                $15,082
6/30/96                                              $12,361.70                $15,197
9/30/96                                              $12,509.50                $15,547
12/31/96                                             $12,776.80                $15,944
3/31/97                                              $12,753.10                $15,906
4/30/97                                              $12,831.30                $16,040
Average Annual Total Return*                             1 Year                 5 Year  Since Inception
Class B(b)                                                1.13%                  3.92%            4.07%
Lehman Brothers Intermediate Government Bond Index        6.65%                  7.17%            7.74%

A $10,000 investment in the North Carolina Tax-Free Bond Fund, Class C, made on the inception date would have increased to $13,600. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 5.04%.

The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                    LEHMAN BROTHERS
                                                      CLASS C    MUNICIPAL BOND INDEX
1/31/91                                              $10,000.00                $10,000
3/31/91                                               $9,959.60                $10,226
6/30/91                                              $10,047.50                $10,444
9/30/91                                              $10,340.70                $10,850
12/31/91                                             $10,640.90                $11,240
3/31/92                                              $10,625.30                $11,247
6/30/92                                              $10,886.70                $11,674
9/30/92                                              $11,096.50                $11,985
12/31/92                                             $11,232.60                $12,203
3/31/93                                              $11,476.10                $12,656
6/30/93                                              $11,677.60                $13,070
9/30/93                                              $12,036.50                $13,511
12/31/93                                             $12,158.80                $13,701
3/31/94                                              $11,736.40                $12,949
6/30/94                                              $11,674.70                $13,096
9/30/94                                              $11,730.40                $13,186
12/31/94                                             $11,689.20                $12,996
3/31/95                                              $12,235.40                $13,915
6/30/95                                              $12,466.20                $14,251
9/30/95                                              $12,767.10                $14,661
12/31/95                                             $13,156.60                $15,266
3/31/96                                              $13,011.30                $15,082
6/30/96                                              $13,015.90                $15,197
9/30/96                                              $13,201.50                $15,547
12/31/96                                             $13,522.40                $15,944
3/31/97                                              $13,508.80                $15,906
4/30/97                                              $13,599.90                $16,040
Average Annual Total Return*                             1 Year                 5 Year  Since Inception
Class C                                                   4.97%                  5.05%            5.04%
Lehman Brothers Intermediate Government Bond Index        6.65%                  7.17%            7.74%

 (a) Returns reflect maximum sales load of 2.75%. Without the sales load, the returns would have been 4.71%, 4.78%, and 4.77% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 3.00%). Without such charges, the returns would have been 4.11%, 4.09% and 4.07% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is January 31, 1991. The quoted performance of the Centura North Carolina Tax-Free Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance had been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.04%, 1.79% and 0.79% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997

SHARES OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             COMMON STOCKS -- 95.7%
             AEROSPACE/DEFENSE -- 2.1%
     35,000  Boeing Co. .....................................................................  $   3,451,875
                                                                                               -------------
             AIRLINES -- 1.7%
     30,000  AMR Corp. (b) ..................................................................      2,793,750
                                                                                               -------------
             BANKING & FINANCIAL SERVICES -- 1.4%
     28,000  Mellon Bank Corp. ..............................................................      2,327,500
                                                                                               -------------
             BEVERAGES -- 2.1%
    100,000  PepsiCo, Inc. ..................................................................      3,487,500
                                                                                               -------------
             CHEMICALS -- 5.2%
    202,000  Cabot Corp. ....................................................................      4,444,000
     78,100  Mississippi Chemical Corp. .....................................................      1,718,200
    125,000  Schulman, Inc. .................................................................      2,375,000
                                                                                               -------------
                                                                                                   8,537,200
                                                                                               -------------
             COMPUTER EQUIPMENT -- 0.9%
     30,000  Cisco Systems, Inc. (b) ........................................................      1,552,500
                                                                                               -------------
             CONSUMER DURABLES -- 3.3%
    110,000  Briggs & Stratton Corp. ........................................................      5,403,750
                                                                                               -------------
             CONSUMER NON-DURABLE -- 6.2%
    180,000  Archer-Daniels-Midland Co. .....................................................      3,307,500
     30,000  Colgate Palmolive Co. ..........................................................      3,330,000
    150,000  IBP, Inc. ......................................................................      3,562,500
                                                                                               -------------
                                                                                                  10,200,000
                                                                                               -------------
             CONSUMER SERVICES -- 2.9%
    120,000  Dow Jones and Co., Inc. ........................................................      4,860,000
                                                                                               -------------
             CONSUMER STAPLES -- 2.7%
    120,000  Millipore Corp. ................................................................      4,530,000
                                                                                               -------------
             ELECTRICAL & ELECTRONICS -- 1.2%
     54,000  AMP, Inc. ......................................................................      1,937,250
                                                                                               -------------
             ELECTRICAL EQUIPMENT -- 2.7%
     40,000  General Electric Co. ...........................................................      4,435,179
                                                                                               -------------
             ELECTRONICS -- 0.3%
     23,600  Lexmark International Group, Inc. (b) ..........................................        548,700
                                                                                               -------------
             ENERGY -- 4.9%
     40,000  Amoco Corp. ....................................................................      3,345,000
    160,000  Tosco Corp. ....................................................................      4,740,000
                                                                                               -------------
                                                                                                   8,085,000
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
APRIL 30, 1997

SHARES OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             COMMON STOCKS -- (CONTINUED)
             FINANCIAL SERVICES -- 3.8%
     72,000  American Express Co. ...........................................................  $   4,741,298
     55,000  Equifax, Inc. ..................................................................      1,564,260
                                                                                               -------------
                                                                                                   6,305,558
                                                                                               -------------
             HEALTH CARE -- 3.8%
    175,000  Allegiance Corp. ...............................................................      3,871,875
    125,000  Trigon Healthcare, Inc. (b) ....................................................      2,375,000
                                                                                               -------------
                                                                                                   6,246,875
                                                                                               -------------
             HOUSEHOLD PRODUCTS -- 1.9%
    200,000  Dial Corp. .....................................................................      3,100,000
                                                                                               -------------
             INSURANCE -- 8.4%
     20,000  General Re Corp. ...............................................................      3,345,000
     96,000  Jefferson-Pilot Corp. ..........................................................      5,544,000
     90,000  Provident Companies, Inc. ......................................................      5,028,750
                                                                                               -------------
                                                                                                  13,917,750
                                                                                               -------------
             LEISURE -- 1.7%
    100,000  Brunswick Corp. ................................................................      2,825,000
                                                                                               -------------
             MEDICAL -- BIOTECHNOLOGY -- 1.7%
     47,100  Genentech, Inc. (b) ............................................................      2,761,238
                                                                                               -------------
             MINING -- 2.7%
     58,300  Potash Corp. of Saskatchewan, Inc. .............................................      4,481,812
                                                                                               -------------
             OIL/GAS EXPLORATION -- 2.3%
    130,000  Dresser Industries, Inc. .......................................................      3,883,750
                                                                                               -------------
             PHARMACEUTICALS -- 5.0%
     65,000  Rhone-Poulenc Rorer ............................................................      4,688,125
     77,500  R.P. Scherer Corp. (b) .........................................................      3,565,000
                                                                                               -------------
                                                                                                   8,253,125
                                                                                               -------------
             PUBLISHING & PRINTING -- 0.7%
     50,000  Readers Digest Association, Inc. ...............................................      1,150,000
                                                                                               -------------
             RETAIL -- 2.1%
    125,000  Wal-Mart Stores, Inc. ..........................................................      3,531,250
                                                                                               -------------
             RETAIL -- DEPARTMENT STORE -- 2.1%
     79,000  Dayton Hudson Corp. ............................................................      3,555,000
                                                                                               -------------
             RETAIL -- GROCERY -- 2.0%
    120,000  Kroger Co. (b) .................................................................      3,300,000
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
APRIL 30, 1997

SHARES OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             COMMON STOCKS -- (CONTINUED)
             STEEL/IRON -- 3.0%
    100,000  Nucor Corp. ....................................................................     $4,975,000
                                                                                               -------------
             TECHNOLOGY -- 6.6%
     63,000  Computer Science Corp. (b) .....................................................      3,937,500
     24,000  International Business Machines Corp. ..........................................      3,858,000
     64,000  Varian Associates, Inc. ........................................................      3,080,000
                                                                                               -------------
                                                                                                  10,875,500
                                                                                               -------------
             TELECOMMUNICATIONS -- 3.2%
     65,000  AT & T Corp. ...................................................................      2,177,500
     55,000  Motorola, Inc. .................................................................      3,148,750
                                                                                               -------------
                                                                                                   5,326,250
                                                                                               -------------
             TEXTILES -- 2.8%
    150,000  Unifi, Inc. ....................................................................      4,650,000
                                                                                               -------------
             TRANSPORTATION -- AIR -- 1.6%
     50,000  Kansas City Southern Industries ................................................      2,575,000
                                                                                               -------------
             UTILITIES -- 1.3%
     50,000  Duke Power Company, Inc. .......................................................      2,193,750
                                                                                               -------------
             UTILITIES -- ELECTRIC -- 1.4%
    110,000  Southern Co. ...................................................................      2,241,250
                                                                                               -------------
             TOTAL COMMON STOCKS (COST $132,253,397) ........................................    158,298,312
                                                                                               -------------
             U.S. GOVERNMENT OBLIGATIONS -- 3.0%
 $5,000,000  U.S. Treasury Bills, 5/22/97 ...................................................      4,983,931
                                                                                               -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,985,008) ............................      4,983,931
                                                                                               -------------
             INVESTMENT COMPANIES -- 1.6%
  1,796,959  Financial Square Prime Money Market Fund .......................................      1,796,959
    957,617  Temporary Investment Fund ......................................................        957,617
                                                                                               -------------
             TOTAL INVESTMENT COMPANIES (COST $2,754,576) ...................................      2,754,576
                                                                                               -------------
             TOTAL INVESTMENTS (COST $139,992,981) (A) -- 100.3% ............................    166,036,819
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%) ................................       (561,525)
                                                                                               -------------
             NET ASSETS -- 100.0% ...........................................................   $165,475,294
                                                                                               -------------
                                                                                               -------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................    $30,060,110
Unrealized depreciation.............................................     (4,016,272)
                                                                      -------------
Net unrealized appreciation.........................................    $26,043,838
                                                                      -------------
                                                                      -------------

(b) Non-income producing securities

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- 85.7%
           AEROSPACE/DEFENSE -- 1.9%
   10,000  Boeing Co. .......................................................................  $    986,250
                                                                                               ------------
           BANKING & FINANCIAL SERVICES -- 3.6%
   12,000  Mellon Bank Corp. ................................................................       997,500
   13,500  CCB Financial Corp. ..............................................................       916,312
                                                                                               ------------
                                                                                                  1,913,812
                                                                                               ------------
           BEVERAGES -- 0.7%
    9,500  Coca-Cola Bottling Co. ...........................................................       368,125
                                                                                               ------------
           BUSINESS EQUIPMENT & SERVICES -- 3.2%
   89,000  Rollins Inc. .....................................................................     1,713,250
                                                                                               ------------
           CHEMICALS -- 3.7%
   20,000  Goodrich (B. F.) Co. .............................................................       797,500
   35,000  Lubrizol Corp. ...................................................................     1,146,250
                                                                                               ------------
                                                                                                  1,943,750
                                                                                               ------------
           CONSUMER DURABLES -- 1.8%
   20,000  Briggs & Stratton Corp. ..........................................................       982,500
                                                                                               ------------
           CONSUMER SERVICES -- 6.1%
   40,000  Dow Jones and Co., Inc. ..........................................................     1,620,000
   35,000  Tambrands, Inc. ..................................................................     1,645,000
                                                                                               ------------
                                                                                                  3,265,000
                                                                                               ------------
           ELECTRICAL & ELECTRONICS -- 1.1%
   16,000  AMP, Inc. ........................................................................       574,000
                                                                                               ------------
           ELECTRICAL EQUIPMENT -- 2.7%
   13,000  General Electric Co. .............................................................     1,441,375
                                                                                               ------------
           ENERGY -- 5.6%
   16,000  Amoco Corp. ......................................................................     1,338,000
    9,000  Royal Dutch Petroleum Co. ........................................................     1,622,250
                                                                                               ------------
                                                                                                  2,960,250
                                                                                               ------------
           ENTERTAINMENT -- 2.6%
   30,500  Time Warner, Inc. ................................................................     1,372,500
                                                                                               ------------
           FOOD -- 5.0%
   40,000  Flowers Industries, Inc. .........................................................       975,000
   95,000  Lance Inc. .......................................................................     1,721,875
                                                                                               ------------
                                                                                                  2,696,875
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
APRIL 30, 1997

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           GAS UTILITY -- 1.7%
   40,000  UGI Corp. ........................................................................  $    910,000
                                                                                               ------------
           HEALTH CARE -- 4.9%
   22,000  Abbott Labratories ...............................................................     1,342,000
   19,000  American Home Products Corp. .....................................................     1,258,750
                                                                                               ------------
                                                                                                  2,600,750
                                                                                               ------------
           HOUSEHOLD PRODUCTS -- 2.1%
   50,000  Bassett Furniture Industries, Inc. ...............................................     1,131,250
                                                                                               ------------
           INSURANCE -- 2.3%
   21,000  Jefferson-Pilot Corp. ............................................................     1,212,750
                                                                                               ------------
           MINING -- 2.0%
   14,000  Potash Corp. of Saskatchewan, Inc. ...............................................     1,076,250
                                                                                               ------------
           NATURAL GAS UTILITY -- 0.7%
   16,000  Piedmont Natural Gas Co., Inc. ...................................................       376,000
                                                                                               ------------
           OIL/GAS EXPLORATION -- 2.6%
   12,500  Schlumberger Ltd. ................................................................     1,384,375
                                                                                               ------------
           PHARMACEUTICALS -- 2.5%
   34,000  Glaxo Holdings, ADR ..............................................................     1,338,750
                                                                                               ------------
           POLLUTION CONTROL -- 2.2%
   40,000  WMX Technologies, Inc. ...........................................................     1,175,000
                                                                                               ------------
           PUBLISHING & PRINTING -- 1.9%
   44,700  Readers Digest Association, Inc., Class A ........................................     1,028,100
                                                                                               ------------
           RAW MATERIALS -- 4.2%
   18,000  Aluminum Co. of America ..........................................................     1,257,750
    9,000  DuPont (E I) De Nemours ..........................................................       955,125
                                                                                               ------------
                                                                                                  2,212,875
                                                                                               ------------
           REAL ESTATE INVESTMENT TRUST -- 2.6%
   44,700  Highwoods Properties Inc. ........................................................     1,391,288
                                                                                               ------------
           RETAIL -- 2.7%
   30,000  J.C. Penney, Inc. ................................................................     1,432,500
                                                                                               ------------
           RETAIL -- GROCERY -- 2.1%
   80,000  Ingles Markets Inc., Class A .....................................................     1,100,000
                                                                                               ------------
           TECHNOLOGY -- 2.7%
    9,000  International Business Machines, Corp. ...........................................     1,446,750
                                                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
APRIL 30, 1997

                                                SECURITY                                          MARKET
SHARES                                        DESCRIPTION                                         VALUE
---------  ----------------------------------------------------------------------------------  ------------
           COMMON STOCKS -- (CONTINUED)
           TELECOMMUNICATIONS -- 4.2%
   25,000  AT & T Corp. .....................................................................  $    837,500
   31,000  Bell South, Corp. ................................................................     1,379,500
                                                                                               ------------
                                                                                                  2,217,000
                                                                                               ------------
           TOBACCO -- 2.5%
   48,000  Universal Corp. ..................................................................     1,344,000
                                                                                               ------------
           UTILITIES -- 1.7%
   20,000  GTE Corp. ........................................................................       917,500
                                                                                               ------------
           UTILITIES -- ELECTRIC -- 2.1%
   55,000  Southern Co. .....................................................................     1,120,625
                                                                                               ------------
           TOTAL COMMON STOCKS (COST $37,230,324) ...........................................    45,633,450
                                                                                               ------------
           PREFERRED STOCKS -- 10.1%
           COMPUTER SERVICES -- 2.4%
   15,000  Microsoft Corp. ..................................................................     1,284,374
                                                                                               ------------
           FINANCIAL SERVICES -- 2.6%
   36,500  Time Warner Financial ............................................................     1,350,500
                                                                                               ------------
           FOOD -- 2.4%
   27,000  Chiquita Brands ..................................................................     1,289,250
                                                                                               ------------
           OIL/GAS -- 2.7%
   27,000  Tejas Gas Corp. ..................................................................     1,444,500
                                                                                               ------------
           TOTAL PREFERRED STOCKS (COST $4,805,410) .........................................     5,368,624
                                                                                               ------------
           INVESTMENT COMPANIES -- 4.1%
1,103,965  Financial Square Prime Money Market Fund .........................................     1,103,965
1,103,965  Temporary Investment Fund ........................................................     1,103,965
                                                                                               ------------
           TOTAL INVESTMENT COMPANIES (COST $2,207,929) .....................................     2,207,930
                                                                                               ------------
           TOTAL INVESTMENTS (COST $44,243,663) (A) -- 99.9% ................................    53,210,004
           OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ....................................        40,693
                                                                                               ------------
           NET ASSETS -- 100.0% .............................................................  $ 53,250,697
                                                                                               ------------
                                                                                               ------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................  $  10,599,425
Unrealized depreciation.............................................     (1,633,084)
                                                                      -------------
Net unrealized appreciation.........................................  $   8,966,341
                                                                      -------------
                                                                      -------------

ADR -- American Depository Receipts

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997

SHARES OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.6%
             FEDERAL FARM CREDIT BANK -- 6.5%
$ 3,000,000  7.13%, 8/8/01 ..................................................................  $   2,997,870
  3,000,000  5.94%, 1/23/01 .................................................................      2,917,740
  2,000,000  5.84%, 11/21/03 ................................................................      1,901,680
                                                                                               -------------
                                                                                                   7,817,290
                                                                                               -------------
             FEDERAL HOME LOAN BANK -- 6.7%
  2,000,000  7.89%, 12/23/97 ................................................................      2,025,560
  3,000,000  7.02%, 7/6/99 ..................................................................      3,045,390
  3,000,000  6.83%, 6/7/01 ..................................................................      2,996,520
                                                                                               -------------
                                                                                                   8,067,470
                                                                                               -------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 1.7%
  2,000,000  7.35%, 6/1/05 ..................................................................      1,989,000
                                                                                               -------------
             FEDERAL NATIONAL MORTGAGE ASSOC. -- 6.7%
  2,000,000  7.29%, 9/29/99 .................................................................      2,011,580
  3,000,000  7.40%, 7/1/04 ..................................................................      3,093,480
  3,000,000  7.47%, 5/3/06 ..................................................................      2,992,170
                                                                                               -------------
                                                                                                   8,097,230
                                                                                               -------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $26,093,913) ....................     25,970,990
                                                                                               -------------
             U.S. GOVERNMENT OBLIGATIONS -- 71.1%
             U.S. TREASURY NOTES -- 71.1%
  3,000,000  5.50%, 9/30/97 .................................................................      2,998,290
  5,000,000  5.25%, 7/31/98 .................................................................      4,954,950
  7,000,000  7.13%, 10/15/98 ................................................................      7,101,990
  5,000,000  5.13%, 12/31/98 ................................................................      4,920,250
  5,000,000  6.38%, 1/15/99 .................................................................      5,018,950
  5,000,000  7.00%, 4/15/99 .................................................................      5,067,750
  5,000,000  8.00%, 8/15/99 .................................................................      5,175,600
  5,000,000  7.75%, 11/30/99 ................................................................      5,160,150
  5,000,000  8.50%, 2/15/00 .................................................................      5,263,450
  5,000,000  7.13%, 2/29/00 .................................................................      5,090,500
  5,000,000  6.38%, 8/15/02 .................................................................      4,958,500
  5,000,000  5.75%, 8/15/03 .................................................................      4,778,550
  5,000,000  7.88%, 11/15/04 ................................................................      5,343,000
  5,000,000  6.50%, 5/15/05 .................................................................      4,932,300
  5,000,000  6.50%, 8/15/05 .................................................................      4,927,150

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
APRIL 30, 1997

SHARES OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             U.S. GOVERNMENT OBLIGATIONS -- (CONTINUED)
             U.S. TREASURY NOTES -- (CONTINUED)
 $5,000,000  6.50%, 10/15/06 ................................................................  $   4,916,800
  5,000,000  6.25%, 2/15/07 .................................................................      4,836,200
                                                                                               -------------
                                                                                                  85,444,380
                                                                                               -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $85,730,435) ...........................     85,444,380
                                                                                               -------------
             INVESTMENT COMPANIES -- 6.2%
  3,211,302  Financial Square Treasury Short Term Money Market Fund .........................      3,211,302
  4,229,954  Trust for Federal Securities -- Treasury Money Market Fund .....................      4,229,954
                                                                                               -------------
             TOTAL INVESTMENT COMPANIES (COST $7,441,256) ...................................      7,441,256
                                                                                               -------------
             TOTAL INVESTMENTS (COST $119,265,604) (A) -- 98.9% .............................    118,856,626
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ..................................      1,252,174
                                                                                               -------------
             NET ASSETS -- 100.0% ...........................................................  $ 120,108,800
                                                                                               -------------
                                                                                               -------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.............................................  $     653,081
Unrealized depreciation.............................................     (1,062,059)
                                                                      -------------
Net unrealized depreciation.........................................  $    (408,978)
                                                                      -------------
                                                                      -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 1997

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 97.4%
 $1,000,000  Buncombe County UTGO, Refunding, 5.00%, 3/1/01 ..................................  $  1,015,000
    935,000  Cabarrus County GO, 5.30%, 2/1/08, Callable 2/1/07 @ 100.5 ......................       944,350
    500,000  Carteret County, (MBIA), 5.40%, 5/1/07, Callable 5/1/06 @ 100.5 .................       508,750
  1,000,000  Carteret County GO, 5.40%, 5/1/09 ...............................................     1,011,250
  1,000,000  Catawba County UTGO, 4.60%, 6/1/05 ..............................................       978,750
  1,500,000  Charlotte UTGO, Refunding, 5.10%, 6/1/09 ........................................     1,498,125
  1,000,000  Charlotte Mecklenberg Hospital Authority Health Care System, Revenue, Refunding,
               6.00%, 1/1/04 .................................................................     1,060,000
    500,000  Chatham County, 5.40%, 4/1/12, Callable 4/1/06 @ 102 ............................       496,250
  1,400,000  Cleveland County UTGO, (FGIC), Refunding, 5.10%, 6/1/07 .........................     1,387,750
  1,630,000  Concord North Carolina Utilities Systems RB, 6.00%, 12/1/10, Callable 12/1/02 @
               102 ...........................................................................     1,705,388
  1,000,000  Craven County GO, 5.40%, 6/1/02 .................................................     1,031,250
  1,535,000  Cumberland County Civic Center Project, Series A, CP, (AMBAC), 6.20%, 12/1/07 ...     1,650,125
    880,000  Durham County GO, 5.75%, 2/1/07, Callable 2/1/02 @ 102 ..........................       920,700
  1,280,000  Fayetteville Public Works, Series A, Revenue, (AMBAC), 5.25%, 3/1/08 ............     1,280,000
    850,000  Gaston County UTGO, (MBIA), 5.70%, 3/1/04 .......................................       893,562
  1,000,000  Gaston County UTGO, (MBIA), 5.70%, 3/1/05 .......................................     1,052,500
    700,000  Gastonia County UTGO, (FGIC), 5.20%, 4/1/01 .....................................       714,000
  1,000,000  Greensboro Public Improvement, Series B, UTGO, 5.40%, 4/1/04 ....................     1,030,000
  1,000,000  Guilford County UTGO, Refunding, 4.90%, 4/1/01 ..................................     1,007,500
  1,000,000  Lee County GO, 5.00%, 4/1/06 ....................................................       998,750
  1,000,000  Lincoln County GO, 4.70%, 6/1/99 ................................................     1,008,750
  1,500,000  North Carolina Municipal Power Agency #1, Catawba Electric Revenue, (MBIA)
               Refunding, 5.25%, 1/1/09 ......................................................     1,486,875
  1,000,000  Onslow County UTGO, 5.60%, 3/1/05 ...............................................     1,035,000
  1,050,000  Orange County UTGO, Refunding, 5.10%, 6/1/03 ....................................     1,067,062
  1,000,000  Pitt County UTGO, Refunding, 5.10%, 2/1/06 ......................................       998,750
    625,000  Pitt County CP, 5.35%, 4/1/07 ...................................................       625,781
  1,250,000  Raleigh UTGO, Refunding, 6.40%, 3/1/02 ..........................................     1,337,500
  1,000,000  Union City GO, 4.80%, 5/1/05 ....................................................       991,250
  1,000,000  University of North Carolina Hospital at Chapel Hill, RB, 4.45%, 2/15/03 ........       987,500
  1,460,000  University of North Carolina, Utility System RB, Refunding, 5.00%, 8/1/09 .......     1,412,550
  1,275,000  Wilkes County UTGO, Refunding, 5.20%, 6/1/05 ....................................     1,278,188
  1,000,000  Winston Salem CP, 5.30%, 6/1/09 .................................................       992,500
  1,000,000  Winston-Salem Water & Sewer System RB, 6.30%, 6/1/06 ............................     1,081,250
                                                                                                ------------
             TOTAL MUNICIPAL BONDS (COST $35,278,481) ........................................    35,486,956
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
APRIL 30, 1997

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             INVESTMENT COMPANIES -- 3.2%
$   578,198  Institutional Liquid Assets Tax-Free Money Market Fund ..........................  $    578,198
    578,198  PNC Investment Money Market Fund ................................................       578,198
                                                                                                ------------
             TOTAL INVESTMENT COMPANIES (COST $1,156,396) ....................................     1,156,396
                                                                                                ------------
             TOTAL INVESTMENTS (COST $36,434,877) (A) -- 100.6% ..............................    36,643,352
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%) .................................      (232,301)
                                                                                                ------------
             NET ASSETS -- 100.0% ............................................................  $ 36,411,051
                                                                                                ------------
                                                                                                ------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...............................................  $     394,480
Unrealized depreciation...............................................       (186,005)
                                                                        -------------
Net unrealized appreciation...........................................  $     208,475
                                                                        -------------
                                                                        -------------

AMBAC -- AMBAC Indemnity Corporation

CP -- Certificate of Participation

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RB -- Revenue Bond

UTGO -- Unlimited Tax General Obligation

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1997

                                                                                          FEDERAL        NORTH
                                                             EQUITY         EQUITY      SECURITIES      CAROLINA
                                                             GROWTH         INCOME        INCOME        TAX-FREE
                                                              FUND           FUND          FUND        BOND FUND
                                                          -------------  ------------  -------------  ------------
ASSETS:
Investments, at value (Cost $139,992,981; $44,243,663;
  $119,265,604; and $36,434,877 respectively) ..........  $ 166,036,819  $ 53,210,004  $ 118,856,626  $ 36,643,352
Interest and dividends receivable ......................        205,792       150,296      1,916,962       555,180
Receivable for capital shares issued ...................         32,049       101,736             --            --
Receivable from brokers for investments sold ...........      1,082,899            --             --            --
Unamortized organization costs .........................         15,362            --         20,317         6,773
                                                          -------------  ------------  -------------  ------------
    Total Assets .......................................    167,372,921    53,462,036    120,793,905    37,205,305
                                                          -------------  ------------  -------------  ------------
LIABILITIES:
Dividends payable ......................................         36,564       127,153        578,052       136,741
Payable to brokers for investments purchased ...........      1,564,260            --             --       620,225
Payable for capital shares issued ......................         18,343         1,375             --           100
Accrued expenses and other payables:
  Investment advisory fees .............................         93,331        15,526         29,552         3,031
  Administration fees ..................................          3,486           546          2,552           225
  Distribution fees -- Class A .........................          9,402           302            213         1,044
  Legal and audit fees .................................         43,584        22,464         35,626        20,079
  Printing costs .......................................         20,068         9,149         10,877         2,372
  Fund accounting and transfer agent fees ..............         92,430        23,613         18,084         7,786
  Custodian fees .......................................         15,713        10,467          9,741         2,420
  Other liabilities ....................................            446           744            408           231
                                                          -------------  ------------  -------------  ------------
    Total Liabilities ..................................      1,897,627       211,339        685,105       794,254
                                                          -------------  ------------  -------------  ------------
NET ASSETS:
Shares of beneficial interest outstanding (par value
  $.001 per share) 600,000,000 shares authorized .......         10,797         4,888         12,078         3,647
Additional paid-in-capital .............................    112,888,659    40,414,919    120,926,983    36,320,166
Accumulated undistributed net investment income ........             --            --             --         3,300
Accumulated undistributed net realized gains (losses)
  from investment transactions .........................     26,532,000     3,864,549       (421,283)     (124,537)
Net unrealized appreciation (depreciation) from
  investments ..........................................     26,043,838     8,966,341       (408,978)      208,475
                                                          -------------  ------------  -------------  ------------
    Net Assets .........................................  $ 165,475,294  $ 53,250,697  $ 120,108,800  $ 36,411,051
                                                          -------------  ------------  -------------  ------------
                                                          -------------  ------------  -------------  ------------
Class A:
  Net Assets ...........................................  $   8,501,009  $    337,971  $     480,938  $  3,822,950
  Shares Outstanding ...................................        554,682        30,972         48,378       382,886
  Net Asset Value Per Share ............................         $15.33        $10.91          $9.94         $9.98
                                                          -------------  ------------  -------------  ------------
                                                          -------------  ------------  -------------  ------------

  Maximum Sales Charge .................................           4.50%         4.50%          2.75%         2.75%
                                                          -------------  ------------  -------------  ------------
                                                          -------------  ------------  -------------  ------------
  Maximum Offering Price Per Share (100%/(100% --
    Maximum Sales Charge) of net asset value adjusted to
    the nearest cent) per share ........................         $16.05        $11.42         $10.22        $10.26
                                                          -------------  ------------  -------------  ------------
                                                          -------------  ------------  -------------  ------------
Class B:
  Net Assets ...........................................  $   9,761,420  $    426,607  $     193,946  $    429,500
  Shares Outstanding ...................................        642,044        39,225         19,509        43,022
  Net Asset Value Per Share ............................         $15.20        $10.88          $9.94         $9.98
                                                          -------------  ------------  -------------  ------------
                                                          -------------  ------------  -------------  ------------
Class C:
  Net Assets ...........................................  $ 147,212,865  $ 52,486,119  $ 119,433,916  $ 32,158,601
  Shares Outstanding ...................................      9,600,522     4,817,568     12,010,384     3,220,915
  Net Asset Value Per Share ............................         $15.33        $10.89          $9.94         $9.98
                                                          -------------  ------------  -------------  ------------
                                                          -------------  ------------  -------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1997

                                                                                    FEDERAL        NORTH
                                                        EQUITY         EQUITY      SECURITIES     CAROLINA
                                                        GROWTH         INCOME        INCOME       TAX-FREE
                                                         FUND         FUND(a)         FUND       BOND FUND
                                                    --------------  ------------  ------------  ------------
INVESTMENT INCOME:
  Interest income ................................  $      353,475  $     58,404   $7,423,464   $  1,971,868
  Dividend income ................................       2,412,651       933,834      277,526         38,855
                                                    --------------  ------------  ------------  ------------
    Total income..................................       2,766,126       992,238    7,700,990      2,010,723
                                                    --------------  ------------  ------------  ------------
EXPENSES:
  Investment advisory fees........................       1,127,435       217,106      358,174        140,821
  Administration fees.............................         241,593        46,523      179,087         60,352
  Distribution fees -- Class A....................          36,184           525        2,690         19,193
  Distribution fees -- Class B....................          80,683           710        1,931          4,199
  Custodian fees..................................          59,019        23,036       31,324         15,400
  Accounting fees.................................          28,792        19,212       31,735         39,742
  Legal and audit fees............................          71,905        24,909       48,729         29,313
  Trustees' fees and expenses.....................           9,466         5,340        4,840          1,731
  Transfer agent fees.............................         101,541        16,260       13,117         11,109
  Registration and filing fees....................           9,359         2,314        6,033          6,078
  Printing costs..................................          30,092         7,440        7,609          3,019
  Other expenses..................................           5,020           493        6,066         13,617
                                                    --------------  ------------  ------------  ------------
    Total expenses before voluntary fee
      reductions..................................       1,801,089       363,868      691,335        344,574
    Expenses voluntarily reduced..................         (18,092)     (129,595)      (1,828)      (154,284)
                                                    --------------  ------------  ------------  ------------
  Net expenses....................................       1,782,997       234,273      689,507        190,290
                                                    --------------  ------------  ------------  ------------
Net investment income.............................         983,129       757,965    7,011,483      1,820,433
                                                    --------------  ------------  ------------  ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
  Net realized gains (losses) from investment
    transactions..................................      30,002,586     3,967,356     (421,283)      (121,237)
  Net change in unrealized appreciation/
    depreciation from investments.................     (11,207,750)      638,500     (348,816)       294,839
                                                    --------------  ------------  ------------  ------------
  Net realized/unrealized gains (losses) from
    investments...................................      18,794,836     4,605,856     (770,099)       173,602
                                                    --------------  ------------  ------------  ------------
Change in net assets resulting from operations....  $   19,777,965  $  5,363,821   $6,241,384   $  1,994,035
                                                    --------------  ------------  ------------  ------------
                                                    --------------  ------------  ------------  ------------

------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                  EQUITY                 EQUITY            FEDERAL SECURITIES
                                               GROWTH FUND             INCOME FUND            INCOME FUND
                                       ----------------------------  ---------------  ----------------------------
                                       FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR
                                           ENDED          ENDED           ENDED           ENDED          ENDED
                                         APRIL 30,      APRIL 30,       APRIL 30,       APRIL 30,      APRIL 30,
                                           1997           1996           1997(A)          1997           1996
                                       -------------  -------------  ---------------  -------------  -------------
OPERATIONS:
  Net investment income..............  $     983,129  $     583,300   $     757,965   $   7,011,483  $   6,103,135
  Net realized gains (losses) from
    investment transactions..........     30,002,586      5,486,387       3,967,356        (421,283)       304,345
  Net change in unrealized
    appreciation/depreciation from
    investments......................    (11,207,750)    28,573,774         638,500        (348,816)      (266,951)
                                       -------------  -------------  ---------------  -------------  -------------
Change in net assets resulting from
  operations.........................     19,777,965     34,643,461       5,363,821       6,241,384      6,140,529
                                       -------------  -------------  ---------------  -------------  -------------
DISTRIBUTIONS FROM NET INVESTMENT
  INCOME:
    Class A..........................        (28,839)        (9,804)         (2,507)        (30,280)       (19,788)
    Class B..........................         (3,989)        (1,144)         (1,604)         (9,729)        (8,208)
    Class C..........................       (950,301)      (572,220)       (753,854)     (6,971,474)    (6,075,139)
                                       -------------  -------------  ---------------  -------------  -------------
  Total distributions from net
    investment income................       (983,129)      (583,168)       (757,965)     (7,011,483)    (6,103,135)
                                       -------------  -------------  ---------------  -------------  -------------
DISTRIBUTIONS FROM CAPITAL GAINS:
    Class A..........................       (283,432)       (12,445)           (221)           (171)            --
    Class B..........................       (322,055)       (14,106)           (127)            (65)            --
    Class C..........................     (5,790,963)      (432,003)       (102,459)        (38,775)            --
                                       -------------  -------------  ---------------  -------------  -------------
  Total distributions from capital
    gains............................     (6,396,450)      (458,554)       (102,807)        (39,011)            --
                                       -------------  -------------  ---------------  -------------  -------------
Total Distributions..................     (7,379,579)    (1,041,722)       (860,772)     (7,050,494)    (6,103,135)
                                       -------------  -------------  ---------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
  Total proceeds from sales of
    shares:..........................     44,819,658     42,312,114      57,125,785      31,072,500     28,954,453
  Total proceeds of shares issued in
    reinvestment of dividends:.......      5,223,588        749,529         342,774       4,090,678      3,649,135
  Total cost of shares redeemed:.....    (42,614,739)   (17,349,109)     (8,720,911)    (24,722,945)   (16,335,762)
                                       -------------  -------------  ---------------  -------------  -------------
Change in net assets from share
  transactions.......................      7,428,507     25,712,534      48,747,648      10,440,233     16,267,826
                                       -------------  -------------  ---------------  -------------  -------------
Change in net assets.................     19,826,893     59,314,273      53,250,697       9,631,123     16,305,220

NET ASSETS:
  Beginning of period................    145,648,401     86,334,128              --     110,477,677     94,172,457
                                       -------------  -------------  ---------------  -------------  -------------
  End of period......................  $ 165,475,294  $ 145,648,401   $  53,250,697   $ 120,108,800  $ 110,477,677
                                       -------------  -------------  ---------------  -------------  -------------
                                       -------------  -------------  ---------------  -------------  -------------
SHARE TRANSACTIONS:
  Issued.............................      3,129,448      3,430,567       5,662,614       3,105,195      2,838,555
  Reinvested.........................        346,962         60,527          31,912         408,648        357,299
  Redeemed...........................     (2,859,406)    (1,376,172)       (806,761)     (2,475,427)    (1,602,427)
                                       -------------  -------------  ---------------  -------------  -------------
Change in shares.....................        617,004      2,114,922       4,887,765       1,038,416      1,593,427
                                       -------------  -------------  ---------------  -------------  -------------
                                       -------------  -------------  ---------------  -------------  -------------

-------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                       NORTH CAROLINA
                                                                                     TAX-FREE BOND FUND
                                                                                ----------------------------
                                                                                FOR THE YEAR   FOR THE YEAR
                                                                                    ENDED          ENDED
                                                                                  APRIL 30,      APRIL 30,
                                                                                    1997           1996
                                                                                -------------  -------------
OPERATIONS:
  Net investment income.......................................................  $   1,820,433  $   1,695,259
  Net realized gains (losses) from investment transactions....................       (121,237)       792,820
  Net Change in unrealized appreciation/depreciation from investments.........        294,839       (318,669)
                                                                                -------------  -------------
Change in net assets resulting from operations................................      1,994,035      2,169,410
                                                                                -------------  -------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:.....................................
    Class A...................................................................       (165,050)       (82,525)
    Class B...................................................................        (15,612)       (10,750)
    Class C...................................................................     (1,636,471)    (1,601,984)
                                                                                -------------  -------------
  Total distributions from net investment income..............................     (1,817,133)    (1,695,259)
                                                                                -------------  -------------
DISTRIBUTIONS FROM CAPITAL GAINS:
    Class A...................................................................        (35,190)       (17,195)
    Class B...................................................................         (3,918)        (2,298)
    Class C...................................................................       (325,775)      (274,060)
                                                                                -------------  -------------
  Total distributions from capital gains......................................       (364,883)      (293,553)
                                                                                -------------  -------------
Total Distributions...........................................................     (2,182,016)    (1,988,812)
                                                                                -------------  -------------
CAPITAL SHARE TRANSACTIONS:
  Total proceeds from sales of shares:........................................      5,467,800     15,935,885
  Total proceeds of shares issued in reinvestment of dividends:...............        261,076        155,004
  Total cost of shares redeemed...............................................    (10,459,064)   (10,531,042)
                                                                                -------------  -------------

Change in net assets from share transactions..................................     (4,730,188)     5,559,847
                                                                                -------------  -------------
Change in net assets..........................................................     (4,918,169)     5,740,445

NET ASSETS:
  Beginning of period.........................................................     41,329,220     35,588,775
                                                                                -------------  -------------
  End of period (including undistributed net investment income of $3,300 and
    $0, respectively).........................................................  $  36,411,051  $  41,329,220
                                                                                -------------  -------------
                                                                                -------------  -------------
SHARE TRANSACTIONS:
  Issued......................................................................        545,043      1,567,952
  Reinvested..................................................................         25,967         15,138
  Redeemed....................................................................     (1,042,355)    (1,030,664)
                                                                                -------------  -------------
Change in shares..............................................................       (471,345)       552,426
                                                                                -------------  -------------
                                                                                -------------  -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997

    1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of four separate investment portfolios:
Centura Equity Growth Fund, Centura Federal Securities Income Fund, Centura North Carolina Tax-Free Bond Fund, and Centura Equity Income Fund (collectively, the "Funds"). The Funds, with the exception of Equity Income Fund, which commenced operations on October 1, 1996, commenced operations on June 1, 1994, and prior to that date had no operations other than organizational matters. The Centura Southeast Equity Fund commenced operations on May 1, 1997 and is not included in this annual report.

    The Equity Growth Fund seeks to achieve its investment objective of long-term capital appreciation by investing in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock. The Federal Securities Fund seeks to achieve its investment objective of providing relatively high current income consistent with relative stability of principal and safety by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities. The North Carolina Tax-Free Bond Fund seeks to achieve its investment objective of providing relatively high current income that is free of both federal and North Carolina personal income tax together with relative safety of principal by investing primarily in a portfolio of high quality North Carolina municipal securities. The Equity Income Fund seeks to achieve its investment objective of providing long-term capital appreciation and income by investing primarily in dividend-paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures.

    The Funds each have three classes of shares known as Class A, Class B and Class C Shares. Class A Shares are offered with a maximum front-end sales charge of 4.50% for the Equity Growth Fund and Equity Income Fund and 2.75% for the Federal Securities Income Fund and North Carolina Tax-Free Bond Fund. Class B Shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 5.00% for the Equity Income Fund and the Centura Equity Growth Fund and 3.00% for each of the other Funds to a minimum in the fifth year after purchase of 1.00% for all of the Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. On the seventh anniversary of their purchase date, Class B Shares convert automatically to Class A Shares. Class C Shares are offered to accounts managed by the Adviser's Trust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or CDSC imposed on this class.

    2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    a. SECURITY VALUATION Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1997
current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

    b. INVESTMENT TRANSACTIONS Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

    c. FEDERAL INCOME TAXES Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

    d. DIVIDENDS TO SHAREHOLDERS The Equity Growth Fund and Equity Income Fund declare and pay dividends of substantially all of its net investment income monthly. The Federal Securities Income Fund and North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

    e. ORGANIZATION EXPENSES Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations.

    f. DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1997

    3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES -- Centura Bank ("Adviser") serves as the Company's investment adviser. Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

Equity Growth Fund.............................................................      0.70%
Equity Income Fund.............................................................      0.70%
Federal Securities Income Fund.................................................      0.30%
North Carolina Tax-Free Bond Fund..............................................      0.35%

    For the year ended April 30, 1997, gross advisory fees and the corresponding waived fees are listed below:

                                                                                   GROSS FEES   WAIVED FEES
                                                                                  ------------  -----------
Equity Growth Fund..............................................................  $  1,127,435          --
Equity Income (a)...............................................................       217,106   $ 105,451
Federal Securities Income Fund..................................................       358,174          --
North Carolina Tax-Free Bond Fund...............................................       140,821     100,587

-------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

    Furman Selz LLC ("Furman Selz") provided the Funds with administrative, fund accounting and transfer agency services for the period from May 1, 1996 through September 30, 1996. Effective October 1, 1996, BISYS Fund Services, Inc. ("BISYS") became the Funds' transfer agent and fund accounting agent. Also effective October 1, 1996, BISYS Fund Services ("Administrator") became the Funds' administrator.

    Services provided under the Administrative Services Contracts include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

    For the year ended April 30, 1997, gross administration fees and the corresponding waived fees are listed below:

                                                                                    GROSS FEES   WAIVED FEES
                                                                                    -----------  -----------
Equity Growth Fund................................................................   $ 241,593           --
Equity Income Fund (a)............................................................      46,523    $  23,882
Federal Securities Income Fund....................................................      46,523           --
North Carolina Tax-Free Bond Fund.................................................      60,352       43,051

-------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

    Services provided under the Transfer Agency Agreements include providing personnel and facilities to perform shareholder servicing and transfer agency related services. The Transfer Agency Agreements

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1997
provide for a per account fee and reimbursement for out-of-pocket expenses in connection with shareholder servicing. For the year ended April 30, 1997, transfer agent expenses incurred were $101,541, $13,117 and $11,109 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from October 1, 1996 (commencement of operations) to April 30, 1997, transfer agent expenses incurred by the Equity Income Fund were $16,260.

    The terms of the Fund Accounting Agreements provide for each of the Funds to pay $2,500 per month to the fund accounting servicer (Furman Selz for the period from May 1, 1996 through September 30, 1996 and BISYS Fund Services for the period from October 1, 1996 through April 30, 1997). For the year ended April 30, 1997, fund accounting fees incurred were $28,792, $31,735 and $39,742 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from October 1, 1996 (commencement of operations) to April 30, 1997, fund accounting fees incurred by the Equity Income Fund were $19,212.

    Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator and was formed specifically to distribute the Funds.

    Each of the Funds has adopted a Service and Distribution Plan (the "Plan") with respect to its Class A and Class B Shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

    The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A Shares. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class A Shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has undertaken to limit 12b-1 fees for Class A Shares to 0.25%. For the year ended April 30, 1997, Centura Funds Distributor, Inc. earned distribution fees for Class A Shares of $36,184, $2,690 and $19,193 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from October 1, 1996 (commencement of operations) to April 30, 1997, distribution fees incurred by the Equity Income Fund (Class A Shares) were $525. In addition, the Distributor also retains a portion of the front-end sales charge.

    The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B Shares. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class B Shares. For the year ended April 30, 1997, Centura Funds Distributor, Inc. earned distribution fees for Class B Shares of $80,683, $1,931 and $4,199 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from October 1, 1996 (commencement of operations) to April 30, 1997, distribution fees incurred by the Equity Income Fund (Class B Shares) were $710. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B Shares.

    Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1997
plus certain transaction and out-of-pocket expenses. For the year ended April 30, 1997, Centura Bank earned custodian fees and out-of-pocket expenses of $59,019, $31,324 and $15,400 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from October 1, 1996 (commencement of operations) to April 30, 1997, custodian fees and out-of-pocket expenses incurred by the Equity Income Fund were $23,036.

    4. CONCENTRATION OF CREDIT RISK -- The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

    5. ACQUISITION OF CENTURA INCOME EQUITY PERSONAL TRUST AND CENTURA INCOME EQUITY EMPLOYEE BENEFITS GROUP TRUST -- On October 1, 1996, the Equity Income Fund issued Class C Shares to acquire all of the assets and liabilities of the Centura Income Equity Personal Trust and Centura Income Equity Employee Benefits Group Trust. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

Shares......................................................      4,810,734
Net Assets..................................................  $  48,107,348
Net Asset Value.............................................  $       10.00
Unrealized Appreciation.....................................  $   8,327,841

    6. SECURITIES TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended April 30, 1997, were as follows:

                                                                                 PURCHASES        SALES
                                                                               -------------  --------------
Equity Growth Fund...........................................................  $  99,445,502  $  102,487,967
Equity Income Fund (a).......................................................     15,800,721      11,583,384
Federal Securities Income Fund...............................................     36,562,277      29,403,250
North Carolina Tax-Free Bond Fund............................................     13,091,819      17,557,532

-------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1997

    7. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 600 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the years ended April 30, 1997 and April 30, 1996, respectively, were as follows:

                                                     EQUITY GROWTH FUND     EQUITY INCOME FUND
                                                   ----------------------  ---------------------
                                                     AMOUNT      SHARES      AMOUNT     SHARES
                                                   -----------  ---------  ----------  ---------
                                                     FOR THE YEAR ENDED    FOR THE PERIOD ENDED
                                                       APRIL 30, 1997       APRIL 30, 1997 (A)
                                                   ----------------------  ---------------------
CLASS A SHARES:
  Shares issued..................................  $ 2,662,321    184,402  $  335,666     31,415
  Dividends reinvested...........................      312,197     20,703       1,994        185
  Shares redeemed................................     (761,290)   (51,492)     (5,711)      (628)
                                                   -----------  ---------  ----------  ---------
  Net Increase -- Class A Shares.................  $ 2,213,228    153,613  $  331,949     30,972
                                                   -----------  ---------  ----------  ---------
                                                   -----------  ---------  ----------  ---------
CLASS B SHARES:
  Shares issued..................................  $ 3,195,251    223,156  $  421,394     39,170
  Dividends reinvested...........................      325,799     21,728       1,009         93
  Shares redeemed................................     (559,565)   (37,680)     (1,450)       (38)
                                                   -----------  ---------  ----------  ---------
  Net Increase -- Class B Shares.................  $ 2,961,485    207,204  $  420,953     39,225
                                                   -----------  ---------  ----------  ---------
                                                   -----------  ---------  ----------  ---------
CLASS C SHARES:
  Shares issued..................................  $38,962,086  2,721,890  $56,368,725 5,592,029
  Dividends reinvested...........................    4,585,592    304,531     339,771     31,634
  Shares redeemed................................  (41,293,884) (2,770,234) (8,713,750)  (806,095)
                                                   -----------  ---------  ----------  ---------
  Net Increase -- Class C Shares.................  $ 2,253,794    256,187  $47,994,746 4,817,568
                                                   -----------  ---------  ----------  ---------
                                                   -----------  ---------  ----------  ---------
  Total Net Increase.............................  $ 7,428,507    617,004  $48,747,648 4,887,765
                                                   -----------  ---------  ----------  ---------
                                                   -----------  ---------  ----------  ---------


                                                     FOR THE YEAR ENDED
                                                       APRIL 30, 1996
                                                   ----------------------
CLASS A SHARES:
  Shares issued..................................  $ 3,996,812    318,467
  Dividends reinvested...........................       22,225      1,775
  Shares redeemed................................     (127,873)    (9,661)
                                                   -----------  ---------
  Net Increase -- Class A Shares.................  $ 3,891,164    310,581
                                                   -----------  ---------
                                                   -----------  ---------
CLASS B SHARES:
  Shares issued..................................  $ 3,972,644    319,526
  Dividends reinvested...........................       15,094      1,215
  Shares redeemed................................     (168,362)   (13,258)
                                                   -----------  ---------
  Net Increase -- Class B Shares.................  $ 3,819,376    307,483
                                                   -----------  ---------
                                                   -----------  ---------
CLASS C SHARES:
  Shares issued..................................  $34,342,658  2,792,574
  Dividends reinvested...........................      712,210     57,537
  Shares redeemed................................  (17,052,874) (1,353,253)
                                                   -----------  ---------
  Net Increase -- Class C Shares.................  $18,001,994  1,496,858
                                                   -----------  ---------
                                                   -----------  ---------
  Total Net Increase.............................  $25,712,534  2,114,922
                                                   -----------  ---------
                                                   -----------  ---------

-------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1997

                                                    Federal Securities        North Carolina
                                                       Income Fund          Tax-Free Bond Fund
                                                  ----------------------  ----------------------
                                                       Amount     Shares       Amount     Shares
                                                  -----------  ---------  -----------  ---------
                                                    For the Year Ended      For the Year Ended
                                                      April 30, 1997          April 30, 1997
                                                  ----------------------  ----------------------
CLASS A SHARES:
  Shares issued.................................  $   100,235     10,024  $    53,925      5,368
  Dividends reinvested..........................       32,140      3,216      198,536     19,744
  Shares redeemed...............................     (174,691)   (17,468)    (335,666)   (33,512)
                                                  -----------  ---------  -----------  ---------
  Net Decrease -- Class A Shares................  $   (42,316)    (4,228) $   (83,205)    (8,400)
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------
CLASS B SHARES:
  Shares issued.................................  $    42,895      4,302  $    27,431      2,738
  Dividends reinvested..........................        7,598        759       14,712      1,464
  Shares redeemed...............................      (31,751)    (3,177)      (3,153)      (311)
                                                  -----------  ---------  -----------  ---------
  Net Increase -- Class B Shares................  $    18,742      1,884  $    38,990      3,891
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------
CLASS C SHARES:
  Shares issued.................................  $30,929,370  3,090,869  $ 5,386,444    536,937
  Dividends reinvested..........................    4,050,940    404,673       47,828      4,759
  Shares redeemed...............................  (24,516,503) (2,454,782) (10,120,245) (1,008,532)
                                                  -----------  ---------  -----------  ---------
  Net Increase (Decrease) -- Class C Shares.....  $10,463,807  1,040,760  $(4,685,973)  (466,836)
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------
  Total Net Increase (Decrease).................  $10,440,233  1,038,416  $(4,730,188)  (471,345)
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------


                                                    FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                      APRIL 30, 1996          APRIL 30, 1996
                                                  ----------------------  ----------------------
CLASS A SHARES:
  Shares issued.................................  $   296,512     28,969  $ 3,531,762    347,776
  Dividends reinvested..........................       19,767      1,936      100,014      9,761
  Shares redeemed...............................      (31,434)    (3,077)     (94,372)    (9,198)
                                                  -----------  ---------  -----------  ---------
  Net Increase -- Class A Shares................  $   284,845     27,828  $ 3,537,404    348,339
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------
CLASS B SHARES:
  Shares issued.................................  $   112,249     10,998  $   231,490     22,572
  Dividends reinvested..........................        8,047        788        9,265        904
  Shares redeemed...............................      (61,464)    (6,030)    (122,233)   (11,906)
                                                  -----------  ---------  -----------  ---------
  Net Increase -- Class B Shares................  $    58,832      5,756  $   118,522     11,570
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------
CLASS C SHARES:
  Shares issued.................................  $28,545,692  2,798,588  $12,172,633  1,197,604
  Dividends reinvested..........................    3,621,321    354,575       45,725      4,473
  Shares redeemed...............................  (16,242,864) (1,593,320) (10,314,437) (1,009,560)
                                                  -----------  ---------  -----------  ---------
  Net Increase -- Class C Shares................  $15,924,149  1,559,843  $ 1,903,921    192,517
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------
  Total Net Increase............................  $16,267,826  1,593,427  $ 5,559,847    552,426
                                                  -----------  ---------  -----------  ---------
                                                  -----------  ---------  -----------  ---------

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1997

    8. FEDERAL INCOME TAX INFORMATION (UNAUDITED) -- During the year ended April 30, 1997, the North-Carolina Tax-Free Bond Fund declared tax-exempt income distributions in the amount of $1,667,941.

    During the year ended April 30, 1997, the following Funds declared long-term capital gain distributions in the following amounts:

Equity Growth Fund...................................................................  $   5,964,726
Equity Income Fund (a)...............................................................        102,807
Federal Securities Income Fund.......................................................         39,011
North Carolina Tax-Free Bond Fund....................................................         99,786

------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

    For the taxable year ended April 30, 1997, the following percentages of income dividends paid by the following Funds qualify for the dividends received deduction available to corporations:

Equity Growth Fund.............................                          69.5%
Equity Income Fund.............................                           38.1

    At April 30, 1997, the following Funds had the following capital loss carryovers (amounts are approximate):

                                                                                         EXPIRATION
                                                                              AMOUNT        DATE
                                                                             ---------  -------------
Federal Securities Income Fund.............................................  $ 421,283         2005
North Carolina Tax-Free Bond Fund..........................................    124,537         2005

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                    EQUITY GROWTH FUND
                                         -------------------------------------------------------------------------
                                                     YEAR ENDED                             YEAR ENDED
                                                   APRIL 30, 1997                         APRIL 30, 1996
                                         ----------------------------------     ----------------------------------
                                          CLASS        CLASS        CLASS        CLASS        CLASS        CLASS
                                            A            B            C            A            B            C
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  14.31     $  14.24     $  14.31     $  10.70     $  10.69     $  10.70
                                         --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.................     0.06        (0.04)        0.09         0.03        (0.06)        0.07
  Net realized and unrealized gains from
    investments.........................     1.58         1.57         1.58         3.67         3.65         3.65
                                         --------     --------     --------     --------     --------     --------
  Total from Investment Activities......     1.64         1.53         1.67         3.70         3.59         3.72
                                         --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  Net investment income.................    (0.06)       (0.01)       (0.09)       (0.05)          --        (0.07)
  Net realized gains....................    (0.56)       (0.56)       (0.56)       (0.04)       (0.04)       (0.04)
                                         --------     --------     --------     --------     --------     --------
  Total Distributions...................    (0.62)       (0.57)       (0.65)       (0.09)       (0.04)       (0.11)
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......... $  15.33     $  15.20     $  15.33     $  14.31     $  14.24     $  14.31
                                         --------     --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------     --------
Total Return (excludes sales and
  redemption charges)...................    11.55%       10.78%       11.82%       34.72%       33.73%       34.97%
                                         --------     --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..... $  8,501     $  9,761     $147,213     $  5,740     $  6,194     $133,714
  Ratio of expenses to average net
    assets..............................     1.30%        2.05%        1.05%        1.26%        2.02%        1.04%
  Ratio of net investment income (loss)
    to average net assets...............     0.42%       (0.33)%       0.67%        0.27%       (0.48)%       0.55%
  Ratio of expenses to average net
    assets*.............................     1.55%        2.05%        1.05%          (d)          (d)          (d)
  Ratio of net investment income (loss)
    to average net assets*..............     0.17%       (0.33)%       0.67%          (d)          (d)          (d)
Portfolio Turnover......................       67%(c)       67%(c)       67%(c)       46%(c)       46%(c)       46%(c)
Average Commission Rate Paid (f) .       $ 0.0805     $ 0.0805     $ 0.0805           --           --           --


                                                       PERIOD ENDED
                                                    APRIL 30, 1995(a)
                                            ----------------------------------
                                             CLASS        CLASS        CLASS
                                               A            B            C
                                            --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  10.00     $  10.00     $  10.00
                                            --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.................        0.06         0.03         0.07
  Net realized and unrealized gains from
    investments.........................        0.70         0.69         0.70
                                            --------     --------     --------
  Total from Investment Activities......        0.76         0.72         0.77
                                            --------     --------     --------
DISTRIBUTIONS
  Net investment income.................       (0.06)       (0.03)       (0.07)
  Net realized gains....................          --           --           --
                                            --------     --------     --------
  Total Distributions...................       (0.06)       (0.03)       (0.07)
                                            --------     --------     --------
NET ASSET VALUE, END OF PERIOD..........    $  10.70     $  10.69     $  10.70
                                            --------     --------     --------
                                            --------     --------     --------
Total Return (excludes sales and
  redemption charges)...................        7.64%(e)     7.23%(e)     7.71%(e)
                                            --------     --------     --------
                                            --------     --------     --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $    968     $  1,362     $ 84,004
  Ratio of expenses to average net
    assets..............................        1.29%(b)     2.03%(b)     1.04%(b)
  Ratio of net investment income (loss)
    to average net assets...............        0.63%(b)     0.00%(b)     0.79%(b)
  Ratio of expenses to average net
    assets*.............................        1.32%(b)     2.06%(b)     1.07%(b)
  Ratio of net investment income (loss)
    to average net assets*..............        0.60%(b)    (0.03)%(b)     0.76%(b)
Portfolio Turnover......................          44%(c)       44%(c)       44%(c)
Average Commission Rate Paid (f) .                --           --           --

---------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) There were no waivers or reimbursements during the period.

(e) Not annualized.

(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for prior periods.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                         EQUITY INCOME FUND
                                                                                -------------------------------------
                                                                                            PERIOD ENDED
                                                                                          APRIL 30, 1997(a)
                                                                                -------------------------------------
                                                                                  CLASS         CLASS         CLASS
                                                                                    A             B             C
                                                                                ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................  $   10.00     $   10.00     $   10.00
                                                                                ---------     ---------     ---------
INVESTMENT ACTIVITIES
  Net investment income.......................................................       0.14          0.11          0.15
  Net realized and unrealized gains from investments..........................       0.93          0.90          0.91
                                                                                ---------     ---------     ---------
  Total from Investment Activities............................................       1.07          1.01          1.06
                                                                                ---------     ---------     ---------
DISTRIBUTIONS
  Net investment income.......................................................      (0.14)        (0.11)        (0.15)
  Net realized gains..........................................................      (0.02)        (0.02)        (0.02)
                                                                                ---------     ---------     ---------
  Total Distributions.........................................................      (0.16)        (0.13)        (0.17)
                                                                                ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD................................................  $   10.91     $   10.88     $   10.89
                                                                                ---------     ---------     ---------
                                                                                ---------     ---------     ---------
Total Return (excludes sales and redemption charges) (d)......................      10.69%        10.15%        10.65%
                                                                                ---------     ---------     ---------
                                                                                ---------     ---------     ---------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................................  $     338     $     427     $  52,486
  Ratio of expenses to average net assets (b).................................       0.99%         1.71%         0.75%
  Ratio of net investment income to average net assets (b)....................       2.15%         1.52%         2.45%
  Ratio of expenses to average net assets* (b)................................       1.65%         2.12%         1.17%
  Ratio of net investment income to average net assets* (b)...................       1.48%         1.10%         2.03%
Portfolio Turnover............................................................         24%(c)        24%(c)        24%(c)
Average Commission Rate Paid (e)..............................................  $  0.0898     $  0.0898     $  0.0898

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) Not annualized.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for prior periods.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              FEDERAL SECURITIES INCOME FUND
                                         -------------------------------------------------------------------------
                                                     YEAR ENDED                             YEAR ENDED
                                                   APRIL 30, 1997                         APRIL 30, 1996
                                         ----------------------------------     ----------------------------------
                                          CLASS        CLASS        CLASS        CLASS        CLASS        CLASS
                                            A            B            C            A            B            C
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  10.01     $  10.01     $  10.01     $   9.97     $   9.97     $   9.97
                                         --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.................     0.56         0.50         0.59         0.57         0.50         0.60
  Net realized and unrealized gains
    (losses) from investments...........    (0.07)       (0.07)       (0.07)        0.04         0.04         0.04
                                         --------     --------     --------     --------     --------     --------
  Total from Investment Activities......     0.49         0.43         0.52         0.61         0.54         0.64
                                         --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  Net investment income.................    (0.56)       (0.50)       (0.59)       (0.57)       (0.50)       (0.60)
                                         --------     --------     --------     --------     --------     --------
  Total Distributions...................    (0.56)       (0.50)       (0.59)       (0.57)       (0.50)       (0.60)
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......... $   9.94     $   9.94     $   9.94     $  10.01     $  10.01     $  10.01
                                         --------     --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------     --------
Total Return (excludes sales and
  redemption charges)...................     5.07%        4.46%        5.33%        6.20%        5.40%        6.47%
                                         --------     --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..... $    481     $    194     $119,434     $    526     $    176     $109,775
  Ratio of expenses to average net
    assets..............................     0.82%        1.40%        0.58%        0.85%        1.61%        0.61%
  Ratio of net investment income to
    average net assets..................     5.63%        5.04%        5.88%        5.61%        4.84%        5.88%
  Ratio of expenses to average net
    assets*.............................     1.07%        1.65%        0.58%          (d)          (d)          (d)
  Ratio of net investment income to
    average net assets*.................     5.38%        4.79%        5.88%          (d)          (d)          (d)
Portfolio Turnover......................       26%(c)       26%(c)       26%(c)       34%(c)       34%(c)       34%(c)


                                                       PERIOD ENDED
                                                    APRIL 30, 1995(a)
                                            ----------------------------------
                                             CLASS        CLASS        CLASS
                                               A            B            C
                                            --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  10.00     $  10.00     $  10.00
                                            --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.................        0.52         0.45         0.54
  Net realized and unrealized gains
    (losses) from investments...........       (0.03)       (0.03)       (0.03)
                                            --------     --------     --------
  Total from Investment Activities......        0.49         0.42         0.51
                                            --------     --------     --------
DISTRIBUTIONS
  Net investment income.................       (0.52)       (0.45)       (0.54)
                                            --------     --------     --------
  Total Distributions...................       (0.52)       (0.45)       (0.54)
                                            --------     --------     --------
NET ASSET VALUE, END OF PERIOD..........    $   9.97     $   9.97     $   9.97
                                            --------     --------     --------
                                            --------     --------     --------
Total Return (excludes sales and
  redemption charges)...................        5.02%(e)     4.32%(e)     5.28%(e)
                                            --------     --------     --------
                                            --------     --------     --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $    247     $    118     $ 93,807
  Ratio of expenses to average net
    assets..............................        0.86%(b)     1.61%(b)     0.63%(b)
  Ratio of net investment income to
    average net assets..................        5.58%(b)     4.86%(b)     5.97%(b)
  Ratio of expenses to average net
    assets*.............................        0.89%(b)     1.64%(b)     0.66%(b)
  Ratio of net investment income to
    average net assets*.................        5.55%(b)     4.83%(b)     5.94%(b)
Portfolio Turnover......................          42%(c)       42%(c)       42%(c)

---------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) There were no waivers or reimbursements during the period.

(e) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             NORTH CAROLINA TAX-FREE BOND FUND
                                         -------------------------------------------------------------------------
                                                     YEAR ENDED                             YEAR ENDED
                                                   APRIL 30, 1997                         APRIL 30, 1996
                                         ----------------------------------     ----------------------------------
                                          CLASS        CLASS        CLASS        CLASS        CLASS        CLASS
                                            A            B            C            A            B            C
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  10.04     $  10.04     $  10.04     $   9.98     $   9.98     $   9.98
                                         --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.................     0.43         0.37         0.46         0.42         0.34         0.44
  Net realized and unrealized gains
    (losses) from investments...........     0.03         0.03         0.03         0.13         0.13         0.13
                                         --------     --------     --------     --------     --------     --------
  Total from Investment Activities......     0.46         0.40         0.49         0.55         0.47         0.57
                                         --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  Net investment income.................    (0.43)       (0.37)       (0.46)       (0.42)       (0.34)       (0.44)
  Net realized gains....................    (0.09)       (0.09)       (0.09)       (0.07)       (0.07)       (0.07)
                                         --------     --------     --------     --------     --------     --------
  Total Distributions...................    (0.52)       (0.46)       (0.55)       (0.49)       (0.41)       (0.51)
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......... $   9.98     $   9.98     $   9.98     $  10.04     $  10.04     $  10.04
                                         --------     --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------     --------
Total Return (excludes sales and
  redemption charges)...................     4.71%        4.11%        4.97%        5.50%        4.72%        5.78%
                                         --------     --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..... $  3,823     $    430     $ 32,159     $  3,927     $    393     $ 37,009
  Ratio of expenses to average net
    assets..............................     0.69%        1.27%        0.44%        0.68%        1.44%        0.44%
  Ratio of net investment income to
    average net assets..................     4.31%        3.73%        4.56%        3.98%        3.30%        4.32%
  Ratio of expenses to average net
    assets*.............................     1.30%        1.88%        0.80%        1.04%        1.80%        0.80%
  Ratio of net investment income to
    average net assets*.................     3.70%        3.12%        4.20%        3.62%        2.94%        3.96%
Portfolio Turnover......................       34%(c)       34%(c)       34%(c)       80%(c)       80%(c)       80%(c)


                                                       PERIOD ENDED
                                                    APRIL 30, 1995(a)
                                            ----------------------------------
                                             CLASS        CLASS        CLASS
                                               A            B            C
                                            --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  10.00     $  10.00     $  10.00
                                            --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.................        0.39         0.32         0.41
  Net realized and unrealized gains
    (losses) from investments...........       (0.02)       (0.02)       (0.02)
                                            --------     --------     --------
  Total from Investment Activities......        0.37         0.30         0.39
                                            --------     --------     --------
DISTRIBUTIONS
  Net investment income.................       (0.39)       (0.32)       (0.41)
  Net realized gains....................          --           --           --
                                            --------     --------     --------
  Total Distributions...................       (0.39)       (0.32)       (0.41)
                                            --------     --------     --------
NET ASSET VALUE, END OF PERIOD..........    $   9.98     $   9.98     $   9.98
                                            --------     --------     --------
                                            --------     --------     --------
Total Return (excludes sales and
  redemption charges)...................        3.77%(d)     3.09%(d)     4.08%(d)
                                            --------     --------     --------
                                            --------     --------     --------
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $    429     $    275     $ 34,885
  Ratio of expenses to average net
    assets..............................        0.42%(b)     0.99%(b)     0.41%(b)
  Ratio of net investment income to
    average net assets..................        4.46%(b)     3.89%(b)     4.64%(b)
  Ratio of expenses to average net
    assets*.............................        0.92%(b)     1.49%(b)     0.91%(b)
  Ratio of net investment income to
    average net assets*.................        3.96%(b)     3.39%(b)     4.14%(b)
Portfolio Turnover......................         121%(c)      121%(c)      121%(c)

---------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholders
Centura Funds, Inc.

    We have audited the accompanying statements of assets and liabilities of Centura Equity Growth Fund, Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund, separate portfolios of Centura Funds, Inc., including the schedules of portfolio investments, as of April 30, 1997, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centura Equity Growth Fund, Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund as of April 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP

New York, New York
May 23, 1997

                                      [LOGO]
                                  Centura Funds

                        FOR ADDITIONAL INFORMATION ON THE
                                CENTURA FUNDS, CALL
                                  1-800-44-CENTURA
                                   (800-442-3688)

                        INVESTMENT ADVISER AND CUSTODIAN
                                   Centura Bank
                              131 North Church Street
                               Rocky Mount, NC 27802

                             ADMINISTRATOR AND SPONSOR
                             BISYS Fund Services, Inc.
                                 3435 Stelzer Road
                                 Columbus, OH 43219

                                    DISTRIBUTOR
                          Centura Funds Distributor, Inc.
                                 3435 Stelzer Road
                                 Columbus, OH 43219

                                COUNSEL INDEPENDENT
                               Dechert Price & Rhoads
                                1500 K Street, N.W.
                               Washington, D.C. 20005

                               INDEPENDENT ACCOUNTANTS
                                McGladrey & Pullen LLP
                                   555 Fifth Avenue
                                  New York, NY 10017

     The financial statements included herein have been taken from the records of the Company without examination by the Independent accountants and accordingly they do not express an opinion thereon.

   This report is for the information of the shareholders of Centura Funds. Its use in connection with any offering of the Funds' shares is authorized only in case of a concurrent or prior delivery of the Funds'
                                current prospectus.

       Investments in mutual funds involve risk, including possible loss of principal. Centura Funds are not deposits, guaranteed by or obligations of Centura Bank or its affiliates and are
                      not insured by the FDIC, the Federal Reserve
                          Board or any other government agency.


                                      [LOGO]
                                  Centura Funds


                                      CENTURA
                                   EQUITY GROWTH
                                       FUND

                                      CENTURA
                                   EQUITY INCOME
                                       FUND

                                      CENTURA
                                 FEDERAL SECURITIES
                                    INCOME FUND

                                      CENTURA
                                  NORTH CAROLINA
                                  TAX-FREE BOND
                                       FUND


                                      ANNUAL
                                      REPORT

                                   APRIL 30, 1997


CNANN0697                                                                  6/97